Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
Reconciliation of Earnings Used for Earnings per Share Calculations

Earnings used in determining consolidated earnings per share and earnings per share from continuing operations are as follows:

	Year ended December 31,
(millions of U.S. dollars)	2025	2024
Earnings attributable to common shareholders	1,502	2,210
Less: Dividends declared on preference shares	(4)	(5)
Earnings used in consolidated earnings per share	1,498	2,205
Less: Earnings from discontinued operations, net of tax	(19)	(15)
Earnings used in earnings per share from continuing operations	1,479	2,190

Weighted Average Common Shares

The weighted-average number of common shares outstanding, as well as a reconciliation of the weighted-average number of common shares outstanding used in the basic earnings per share computation to the weighted-average number of common shares outstanding used in the diluted earnings per share computation, is presented below:

	Year ended December 31,
	2025	2024
Weighted-average number of common shares outstanding	448,852,735	450,473,207
Weighted-average number of vested DSUs	118,980	136,505
Basic	448,971,715	450,609,712
Effect of stock options and TRSUs	560,751	629,778
Diluted	449,532,466	451,239,490